DBX ETF Trust | 1
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
August 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.7%
Communication Services
— 1.3%
Beijing Enlight Media Co. Ltd.,
Class A *
655,000 1,137,783
China United Network
Communications Ltd., Class
A *
4,215,682 2,698,257
China United Network
Communications Ltd., Class A
3,290,500 2,106,092
Focus Media Information
Technology Co. Ltd., Class A *
3,079,322 2,278,025
Focus Media Information
Technology Co. Ltd., Class A
1,422,557 1,052,381
Giant Network Group Co. Ltd.,
Class A *
577,900 2,361,251
Kunlun Tech Co. Ltd., Class A *
420,618 2,754,158
Mango Excellent Media Co. Ltd.,
Class A *
205,252 518,767
Mango Excellent Media Co. Ltd.,
Class A
140,070 354,022
Zhejiang Century Huatong
Group Co. Ltd., Class A *
2,437,000 5,129,228
(Cost $20,672,134)
20,389,964
Consumer Discretionary
— 5.5%
BYD Co. Ltd., Class A *
728,930 9,569,770
BYD Co. Ltd., Class A
388,416 5,099,326
China Tourism Group Duty Free
Corp. Ltd., Class A *
250,478 1,956,638
China Tourism Group Duty Free
Corp. Ltd., Class A
165,273 1,291,049
Chongqing Changan Automobile
Co. Ltd., Class A *
1,226,731 1,290,969
Chongqing Changan Automobile
Co. Ltd., Class A
978,176 1,029,398
Fuyao Glass Industry Group Co.
Ltd., Class A
242,890 2,045,956
Fuyao Glass Industry Group Co.
Ltd., Class A *
454,834 3,831,243
Great Wall Motor Co. Ltd., Class
A *
344,467 778,335
Great Wall Motor Co. Ltd., Class
A
207,056 467,850
Gree Electric Appliances, Inc. of
Zhuhai, Class A *
828,778 4,804,993
Gree Electric Appliances, Inc. of
Zhuhai, Class A
1,038,708 6,022,101
Guangzhou Automobile Group
Co. Ltd., Class A *
1,065,063 827,547
Haier Smart Home Co. Ltd.,
Class A *
1,042,509 3,286,645
Haier Smart Home Co. Ltd.,
Class A
555,270 1,750,561
Huayu Automotive Systems Co.
Ltd., Class A *
455,406 1,047,308
Huayu Automotive Systems Co.
Ltd., Class A
237,204 545,504
Number
of Shares Value $
Huizhou Desay Sv Automotive
Co. Ltd., Class A
40,300 529,379
Huizhou Desay Sv Automotive
Co. Ltd., Class A *
104,534 1,373,154
Midea Group Co. Ltd., Class A
1,633,793 21,334,980
Midea Group Co. Ltd., Class A *
364,467 4,759,413
Ningbo Tuopu Group Co. Ltd.,
Class A *
376,684 2,625,720
SAIC Motor Corp. Ltd., Class A
658,798 1,019,841
SAIC Motor Corp. Ltd., Class A *
1,277,299 1,977,302
Sailun Group Co. Ltd., Class A *
1,179,100 2,667,726
Seres Group Co. Ltd., Class A *
343,344 2,534,885
Zhejiang China Commodities
City Group Co. Ltd., Class A *
1,163,866 2,162,045
(Cost $64,749,175)
86,629,638
Consumer Staples — 6.5%
Anhui Gujing Distillery Co. Ltd.,
Class A *
44,549 608,137
Anhui Gujing Distillery Co. Ltd.,
Class A
24,400 333,084
Eastroc Beverage Group Co.
Ltd., Class A
30,589 546,288
Eastroc Beverage Group Co.
Ltd., Class A *
81,089 1,448,164
Foshan Haitian Flavouring &
Food Co. Ltd., Class A
245,646 1,229,656
Foshan Haitian Flavouring &
Food Co. Ltd., Class A *
482,107 2,413,334
Guangdong Haid Group Co. Ltd.,
Class A *
139,462 959,681
Guangdong Haid Group Co. Ltd.,
Class A
219,960 1,513,612
Henan Shuanghui Investment &
Development Co. Ltd., Class
A *
297,934 1,066,996
Henan Shuanghui Investment &
Development Co. Ltd., Class A
209,243 749,365
Inner Mongolia Yili Industrial
Group Co. Ltd., Class A *
1,639,892 6,468,569
Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
1,007,865 3,975,533
Jiangsu King's Luck Brewery JSC
Ltd., Class A *
204,971 864,038
Jiangsu King's Luck Brewery JSC
Ltd., Class A
101,300 427,022
Jiangsu Yanghe Distillery Co.
Ltd., Class A
78,105 449,224
Jiangsu Yanghe Distillery Co.
Ltd., Class A *
166,680 958,667
Kweichow Moutai Co. Ltd., Class
A *
164,382 31,796,865
Kweichow Moutai Co. Ltd.,
Class A
88,462 17,111,449
Luzhou Laojiao Co. Ltd., Class A
95,428 1,093,739
Luzhou Laojiao Co. Ltd., Class
A *
202,953 2,326,126

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Muyuan Foods Group Co. Ltd.,
Class A *
715,388 4,505,383
Muyuan Foods Group Co. Ltd.,
Class A
428,684 2,699,774
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
81,958 1,424,402
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A *
119,395 2,075,044
Tsingtao Brewery Co. Ltd., Class
A *
98,563 743,822
Tsingtao Brewery Co. Ltd., Class
A
49,400 372,805
Wens Foodstuff Group Co. Ltd.,
Class A
717,332 1,523,671
Wens Foodstuff Group Co. Ltd.,
Class A *
1,556,486 3,306,102
Wuliangye Yibin Co. Ltd., Class A
259,233 2,750,072
Wuliangye Yibin Co. Ltd., Class
A *
544,988 5,781,503
Yihai Kerry Arawana Holdings
Co. Ltd., Class A *
225,170 889,526
Yihai Kerry Arawana Holdings
Co. Ltd., Class A
48,300 190,807
(Cost $80,869,908)
102,602,460
Energy — 2.8%
China Coal Energy Co. Ltd.,
Class A *
509,986 1,229,001
China Coal Energy Co. Ltd.,
Class A
284,100 684,644
China Merchants Energy
Shipping Co. Ltd., Class A *
953,300 2,660,590
China Merchants Energy
Shipping Co. Ltd., Class A
415,300 1,159,072
China Petroleum & Chemical
Corp., Class A *
3,413,242 2,774,002
China Petroleum & Chemical
Corp., Class A
2,453,922 1,994,346
China Shenhua Energy Co. Ltd.,
Class A
626,366 4,547,964
China Shenhua Energy Co. Ltd.,
Class A *
522,562 3,794,257
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A *
761,354 2,178,146
PetroChina Co. Ltd., Class A *
3,488,681 5,930,270
PetroChina Co. Ltd., Class A
1,782,481 3,029,968
Shaanxi Coal Industry Co. Ltd.,
Class A *
1,040,221 4,276,578
Shaanxi Coal Industry Co. Ltd.,
Class A
570,508 2,345,484
Yankuang Energy Group Co. Ltd.,
Class A *
513,975 1,807,045
Yankuang Energy Group Co. Ltd.,
Class A
245,505 863,152
Yantai Jereh Oilfield Services
Group Co. Ltd., Class A *
252,700 4,899,631
(Cost $25,094,616)
44,174,150
Number
of Shares Value $
Financials — 20.7%
Agricultural Bank of China Ltd.,
Class A
5,123,900 5,277,811
Agricultural Bank of China Ltd.,
Class A *
6,343,267 6,533,805
Bank of Beijing Co. Ltd., Class A
2,619,618 2,086,118
Bank of Beijing Co. Ltd., Class
A *
3,387,656 2,697,740
Bank of Chengdu Co. Ltd., Class
A
327,100 927,519
Bank of Chengdu Co. Ltd., Class
A *
784,756 2,225,239
Bank of China Ltd., Class A *
2,511,923 2,434,077
Bank of China Ltd., Class A
3,276,400 3,174,863
Bank of Communications Co.
Ltd., Class A
5,092,821 5,488,379
Bank of Communications Co.
Ltd., Class A *
5,590,038 6,024,214
Bank of Hangzhou Co. Ltd.,
Class A *
1,622,820 4,041,228
Bank of Hangzhou Co. Ltd.,
Class A
453,041 1,128,186
Bank of Jiangsu Co. Ltd., Class A
1,725,210 3,104,669
Bank of Jiangsu Co. Ltd., Class
A *
4,239,660 7,629,646
Bank of Nanjing Co. Ltd., Class
A *
1,924,972 3,340,951
Bank of Nanjing Co. Ltd., Class A
578,008 1,003,181
Bank of Ningbo Co. Ltd., Class A
526,984 2,676,415
Bank of Ningbo Co. Ltd., Class
A *
851,450 4,324,294
Bank of Shanghai Co. Ltd., Class
A *
2,507,339 3,538,087
Bank of Shanghai Co. Ltd., Class
A
1,474,419 2,080,541
Beijing Compass Technology
Development Co. Ltd., Class
A *
148,800 1,889,070
Capital Securities Co. Ltd., Class
A *
224,700 530,461
China CITIC Bank Corp. Ltd.,
Class A *
1,776,446 2,340,143
China CITIC Bank Corp. Ltd.,
Class A
424,976 559,828
China Construction Bank Corp.,
Class A *
2,168,216 3,543,659
China Construction Bank Corp.,
Class A
1,318,100 2,154,258
China Everbright Bank Co. Ltd.,
Class A
2,250,830 995,053
China Everbright Bank Co. Ltd.,
Class A *
5,635,543 2,491,376
China Galaxy Securities Co. Ltd.,
Class A
256,800 472,455
China Galaxy Securities Co. Ltd.,
Class A *
714,817 1,315,105
China International Capital Corp.
Ltd., Class A *
476,610 2,463,854

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
China International Capital Corp.
Ltd., Class A
54,000 279,155
China Life Insurance Co. Ltd.,
Class A
337,721 1,935,378
China Life Insurance Co. Ltd.,
Class A *
378,629 2,169,810
China Merchants Bank Co. Ltd.,
Class A
1,770,229 10,571,520
China Merchants Bank Co. Ltd.,
Class A *
3,271,635 19,537,673
China Merchants Securities Co.
Ltd., Class A
559,481 1,558,139
China Merchants Securities Co.
Ltd., Class A *
1,006,214 2,802,278
China Minsheng Banking Corp.
Ltd., Class A
3,086,077 1,621,543
China Minsheng Banking Corp.
Ltd., Class A *
7,128,920 3,745,808
China Pacific Insurance Group
Co. Ltd., Class A *
787,008 3,748,661
China Pacific Insurance Group
Co. Ltd., Class A
607,012 2,891,308
China Zheshang Bank Co. Ltd.,
Class A *
5,285,160 2,281,409
China Zheshang Bank Co. Ltd.,
Class A
1,162,800 501,938
Chongqing Rural Commercial
Bank Co. Ltd., Class A *
2,348,930 2,377,530
Cinda Securities Co. Ltd., Class
A
253,400 634,801
Cinda Securities Co. Ltd., Class
A *
146,500 367,002
CITIC Securities Co. Ltd., Class
A *
2,677,983 11,081,529
CITIC Securities Co. Ltd., Class A
1,379,998 5,710,450
CNPC Capital Co. Ltd., Class A
387,100 420,623
CNPC Capital Co. Ltd., Class A *
726,000 788,872
CSC Financial Co. Ltd., Class A
208,200 793,355
CSC Financial Co. Ltd., Class A *
388,261 1,479,486
East Money Information Co. Ltd.,
Class A *
3,415,855 9,858,806
East Money Information Co. Ltd.,
Class A
1,850,898 5,342,043
Everbright Securities Co. Ltd.,
Class A
598,369 1,311,064
Everbright Securities Co. Ltd.,
Class A *
276,384 605,575
Founder Securities Co. Ltd.,
Class A *
280,206 286,954
Founder Securities Co. Ltd.,
Class A
1,494,242 1,530,229
GF Securities Co. Ltd., Class A
379,814 1,233,596
GF Securities Co. Ltd., Class A *
884,439 2,872,564
Guolian Minsheng Securities Co.
Ltd., Class A *
1,331,900 1,760,482
Guosen Securities Co. Ltd.,
Class A
555,478 847,496
Number
of Shares Value $
Guosen Securities Co. Ltd.,
Class A *
722,540 1,102,384
Guotai Haitong Securities Co.
Ltd. *
2,969,340 7,929,201
Guotai Haitong Securities Co.
Ltd.
1,614,469 4,311,210
Hithink RoyalFlush Information
Network Co. Ltd., Class A *
88,840 3,030,890
Hithink RoyalFlush Information
Network Co. Ltd., Class A
42,553 1,451,750
Huatai Securities Co. Ltd., Class
A *
1,448,424 4,186,894
Huatai Securities Co. Ltd., Class
A
930,383 2,689,417
Huaxia Bank Co. Ltd., Class A
951,325 882,194
Huaxia Bank Co. Ltd., Class A *
1,634,368 1,515,601
Industrial & Commercial Bank of
China Ltd., Class A *
7,570,225 9,093,465
Industrial & Commercial Bank of
China Ltd., Class A
5,545,626 6,661,487
Industrial Bank Co. Ltd., Class A
2,313,777 6,040,852
Industrial Bank Co. Ltd., Class
A *
4,546,353 11,869,702
Industrial Securities Co. Ltd.,
Class A
1,146,110 1,009,939
Industrial Securities Co. Ltd.,
Class A *
1,700,013 1,498,032
New China Life Insurance Co.
Ltd., Class A
162,819 1,457,039
New China Life Insurance Co.
Ltd., Class A *
199,134 1,782,016
Orient Securities Co. Ltd., Class
A
414,438 566,921
Orient Securities Co. Ltd., Class
A *
1,777,633 2,431,670
People's Insurance Co. Group of
China Ltd., Class A *
859,898 953,565
People's Insurance Co. Group of
China Ltd., Class A
554,000 614,346
Ping An Bank Co. Ltd., Class A *
2,708,563 4,725,129
Ping An Bank Co. Ltd., Class A
1,273,634 2,221,874
Ping An Insurance Group Co. of
China Ltd., Class A
1,989,062 16,526,665
Ping An Insurance Group Co. of
China Ltd., Class A *
2,320,579 19,281,165
Postal Savings Bank of China
Co. Ltd., Class A *
2,720,200 2,129,775
Postal Savings Bank of China
Co. Ltd., Class A
1,888,600 1,478,675
SDIC Capital Co. Ltd., Class A
636,068 617,303
SDIC Capital Co. Ltd., Class A *
269,161 261,220
Shanghai Pudong Development
Bank Co. Ltd., Class A
1,399,886 1,908,689
Shanghai Pudong Development
Bank Co. Ltd., Class A *
3,916,826 5,340,437
Shanghai Rural Commercial
Bank Co. Ltd., Class A *
2,367,000 3,135,706

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Shenwan Hongyuan Group Co.
Ltd., Class A *
1,773,656 1,206,515
Shenwan Hongyuan Group Co.
Ltd., Class A
2,095,331 1,425,332
Zheshang Securities Co. Ltd.,
Class A *
849,650 1,187,552
Zheshang Securities Co. Ltd.,
Class A
322,600 450,897
Zhongtai Securities Co. Ltd.,
Class A *
819,082 693,724
Zhongtai Securities Co. Ltd.,
Class A
536,263 454,190
(Cost $248,344,601)
325,562,725
Health Care — 4.3%
Aier Eye Hospital Group Co. Ltd.,
Class A *
1,487,584 1,817,907
Aier Eye Hospital Group Co. Ltd.,
Class A
635,910 777,116
Beijing Tong Ren Tang Co. Ltd.,
Class A *
51,600 183,490
Beijing Tong Ren Tang Co. Ltd.,
Class A
274,796 977,178
Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A *
150,293 648,536
China Resources Sanjiu Medical
& Pharmaceutical Co. Ltd.,
Class A *
260,324 949,352
China Resources Sanjiu Medical
& Pharmaceutical Co. Ltd.,
Class A
52,897 192,905
Chongqing Zhifei Biological
Products Co. Ltd., Class A *
541,784 1,101,600
Huadong Medicine Co. Ltd.,
Class A *
276,626 1,122,447
Huadong Medicine Co. Ltd.,
Class A
124,842 506,563
Imeik Technology Development
Co. Ltd., Class A *
55,607 768,195
Imeik Technology Development
Co. Ltd., Class A
9,380 129,582
Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A *
1,017,831 6,979,768
Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A
814,174 5,583,191
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A
228,445 760,327
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A *
352,477 1,173,140
Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
160,100 387,250
Shanghai Pharmaceuticals
Holding Co. Ltd., Class A *
183,983 445,019
Shanghai United Imaging
Healthcare Co. Ltd., Class A
31,684 492,837
Shanghai United Imaging
Healthcare Co. Ltd., Class A *
181,513 2,823,392
Number
of Shares Value $
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
89,800 2,210,180
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A *
168,090 4,137,073
Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A *
173,721 1,291,103
Sichuan Biokin Pharmaceutical
Co. Ltd., Class A *
35,595 1,413,797
Sichuan Kelun Pharmaceutical
Co. Ltd., Class A *
460,700 2,782,770
WuXi AppTec Co. Ltd., Class A *
612,999 14,122,828
WuXi AppTec Co. Ltd., Class A
386,129 8,895,991
Yunnan Baiyao Group Co. Ltd.,
Class A *
174,255 1,307,003
Yunnan Baiyao Group Co. Ltd.,
Class A
212,075 1,590,673
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd., Class
A *
65,600 1,192,541
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class A
63,900 1,161,637
(Cost $60,935,770)
67,925,391
Industrials — 15.3%
AECC Aviation Power Co. Ltd.,
Class A *
355,735 2,047,083
AECC Aviation Power Co. Ltd.,
Class A
289,000 1,663,056
Air China Cargo Co. Ltd., Class
A *
629,400 381,301
Air China Ltd., Class A *
2,146,879 1,863,044
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
8,986,100 6,540,744
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A *
3,629,326 2,641,690
China CSSC Holdings Ltd., Class
A *
1,557,381 7,900,263
China CSSC Holdings Ltd.,
Class A
301,700 1,530,460
China Eastern Airlines Corp.
Ltd., Class A *
3,745,034 1,945,487
China Energy Engineering Corp.
Ltd., Class A
2,369,500 878,220
China Energy Engineering Corp.
Ltd., Class A *
3,858,177 1,429,975
China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A *
888,437 1,298,629
China National Chemical
Engineering Co. Ltd., Class
A *
1,088,316 1,205,244
China National Chemical
Engineering Co. Ltd., Class A
578,600 640,764
China National Uranium Co. Ltd.,
Class A *
82,063 839,295
China Railway Group Ltd., Class
A *
2,496,914 1,627,889

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
China Railway Group Ltd., Class
A
1,868,488 1,218,180
China Southern Airlines Co. Ltd.,
Class A *
2,442,666 1,821,583
China State Construction
Engineering Corp. Ltd., Class
A
4,027,500 2,595,796
China State Construction
Engineering Corp. Ltd., Class
A *
4,424,487 2,851,661
Contemporary Amperex
Technology Co. Ltd., Class A
407,520 22,052,618
Contemporary Amperex
Technology Co. Ltd., Class A *
663,967 35,930,041
COSCO SHIPPING Holdings Co.
Ltd., Class A
957,435 2,422,732
COSCO SHIPPING Holdings Co.
Ltd., Class A *
1,619,482 4,098,002
CRRC Corp. Ltd., Class A
2,064,700 1,911,589
CRRC Corp. Ltd., Class A *
3,446,356 3,190,785
Daqin Railway Co. Ltd., Class A
2,039,760 1,445,217
Daqin Railway Co. Ltd., Class A *
3,161,895 2,240,276
Dongfang Electric Corp. Ltd.,
Class A *
479,964 1,839,641
Dongfang Electric Corp. Ltd.,
Class A
169,000 647,755
Eve Energy Co. Ltd., Class A *
468,495 3,679,229
Eve Energy Co. Ltd., Class A
159,597 1,253,362
Goldwind Science & Technology
Co. Ltd., Class A *
1,134,700 3,097,615
Gotion High-tech Co. Ltd., Class
A *
318,225 1,265,189
Gotion High-tech Co. Ltd., Class
A
157,700 626,979
Hainan Airlines Holding Co. Ltd.,
Class A *
10,804,100 2,090,639
Jiangsu Hengli Hydraulic Co.
Ltd., Class A
75,832 1,156,974
Jiangsu Hengli Hydraulic Co.
Ltd., Class A *
150,898 2,302,260
Jiangsu Zhongtian Technology
Co. Ltd., Class A *
1,130,779 5,921,349
Kuang-Chi Technologies Co.
Ltd., Class A *
810,600 3,448,386
Metallurgical Corp. of China
Ltd., Class A *
3,264,556 1,243,974
NARI Technology Co. Ltd., Class
A
800,228 2,736,036
NARI Technology Co. Ltd., Class
A *
987,166 3,375,190
Ningbo Deye Technology Co.
Ltd., Class A *
215,670 2,826,291
Ningbo Zhoushan Port Co. Ltd.,
Class A *
2,206,500 1,129,820
Power Construction Corp. of
China Ltd., Class A *
2,483,803 1,704,375
Power Construction Corp. of
China Ltd., Class A
1,170,225 803,003
Number
of Shares Value $
Sany Heavy Industry Co. Ltd.,
Class A *
1,647,750 4,907,784
Sany Heavy Industry Co. Ltd.,
Class A
873,644 2,602,128
SF Holding Co. Ltd., Class A *
655,261 3,101,619
SF Holding Co. Ltd., Class A
347,114 1,643,033
Shanghai Electric Group Co.
Ltd., Class A *
2,745,900 2,718,025
Shanghai International Airport
Co. Ltd., Class A
165,933 576,228
Shanghai International Airport
Co. Ltd., Class A *
483,240 1,678,126
Shanghai International Port
Group Co. Ltd., Class A
365,500 286,167
Shanghai International Port
Group Co. Ltd., Class A *
1,148,247 899,017
Shenzhen Envicool Technology
Co. Ltd., Class A *
320,450 3,253,534
Shenzhen Inovance Technology
Co. Ltd., Class A
371,506 3,421,315
Shenzhen Inovance Technology
Co. Ltd., Class A *
438,223 4,035,732
Sichuan Road & Bridge Group
Co. Ltd., Class A *
1,170,099 1,577,967
Sieyuan Electric Co. Ltd., Class A
65,040 1,356,525
Sieyuan Electric Co. Ltd., Class
A *
191,983 4,004,147
Spring Airlines Co. Ltd., Class A
176,415 1,144,379
Spring Airlines Co. Ltd., Class
A *
32,076 208,072
Sungrow Power Supply Co. Ltd.,
Class A *
338,885 4,615,519
Sungrow Power Supply Co. Ltd.,
Class A
244,285 3,327,093
TBEA Co. Ltd., Class A *
1,340,808 3,817,936
TBEA Co. Ltd., Class A
731,770 2,083,707
Weichai Power Co. Ltd., Class
A *
1,481,300 5,990,730
Weichai Power Co. Ltd., Class A
710,418 2,873,099
Wuxi Lead Intelligent Equipment
Co. Ltd., Class A *
465,100 2,327,508
XCMG Construction Machinery
Co. Ltd., Class A
894,469 1,050,484
XCMG Construction Machinery
Co. Ltd., Class A *
2,549,271 2,993,919
YTO Express Group Co. Ltd.,
Class A *
771,443 1,945,200
Yutong Bus Co. Ltd., Class A *
614,600 2,725,274
Zhejiang Chint Electrics Co. Ltd.,
Class A *
353,892 1,352,735
Zhejiang Chint Electrics Co. Ltd.,
Class A
146,700 560,754
Zhejiang Huayou Cobalt Co. Ltd.,
Class A *
496,138 2,922,238
Zhejiang Huayou Cobalt Co. Ltd.,
Class A
141,115 831,163
Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class A *
144,730 782,010

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class A
802,287 4,334,944
Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A
948,522 944,541
Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A *
1,300,591 1,295,132
(Cost $192,134,308)
241,547,475
Information Technology
— 30.0%
360 Security Technology, Inc.,
Class A
266,382 365,580
360 Security Technology, Inc.,
Class A *
1,559,486 2,140,225
ACM Research Shanghai, Inc.,
Class A *
64,167 2,881,603
Advanced Micro-Fabrication
Equipment, Inc., China, Class
A
70,815 3,815,759
Advanced Micro-Fabrication
Equipment, Inc., China, Class
A *
234,683 12,645,537
Anker Innovations Technology
Co. Ltd., Class A *
109,100 2,042,438
Avary Holding Shenzhen Co.
Ltd., Class A
171,146 2,376,815
Avary Holding Shenzhen Co.
Ltd., Class A *
124,397 1,727,582
Beijing Kingsoft Office Software,
Inc., Class A *
16,204 602,145
Beijing Kingsoft Office Software,
Inc., Class A
96,803 3,597,224
BOE Technology Group Co. Ltd.,
Class A *
9,973,577 8,922,211
BOE Technology Group Co. Ltd.,
Class A
5,060,758 4,527,277
Cambricon Technologies Corp.
Ltd., Class A *
103,403 17,118,089
Cambricon Technologies Corp.
Ltd., Class A
25,005 4,139,511
Chaozhou Three-Circle Group
Co. Ltd., Class A
253,074 4,332,040
Chaozhou Three-Circle Group
Co. Ltd., Class A *
295,199 5,053,122
China Railway Signal &
Communication Corp. Ltd.,
Class A *
2,196,209 1,621,446
China Resources
Microelectronics Ltd., Class A
173,768 1,587,868
China Resources
Microelectronics Ltd., Class
A *
88,158 805,576
CSI Solar Co. Ltd., Class A *
684,963 927,803
Empyrean Technology Co. Ltd.,
Class A *
88,100 1,307,560
Empyrean Technology Co. Ltd.,
Class A
18,500 274,573
Number
of Shares Value $
Eoptolink Technology, Inc. Ltd.,
Class A *
565,972 33,855,373
Foxconn Industrial Internet Co.
Ltd., Class A
985,100 9,507,589
Foxconn Industrial Internet Co.
Ltd., Class A *
659,750 6,367,508
GigaDevice Semiconductor, Inc.,
Class A
58,808 3,553,935
GigaDevice Semiconductor, Inc.,
Class A *
215,857 13,044,855
GoerTek, Inc., Class A
363,509 1,312,121
GoerTek, Inc., Class A *
789,988 2,851,539
Hangzhou Silan Microelectronics
Co. Ltd., Class A
143,800 731,179
Hangzhou Silan Microelectronics
Co. Ltd., Class A *
457,527 2,326,385
Hgtech Co. Ltd., Class A *
425,873 6,640,201
Huaqin Co. Ltd., Class A *
89,459 1,086,579
Huaqin Co. Ltd., Class A
169,540 2,059,252
Hundsun Technologies, Inc.,
Class A *
607,493 1,989,349
Hundsun Technologies, Inc.,
Class A
247,821 811,536
Hygon Information Technology
Co. Ltd., Class A *
311,155 11,759,438
Hygon Information Technology
Co. Ltd., Class A
73,780 2,788,357
IEIT Systems Co. Ltd., Class A *
277,582 3,519,460
IEIT Systems Co. Ltd., Class A
168,704 2,138,997
Iflytek Co. Ltd., Class A *
593,204 3,558,412
Iflytek Co. Ltd., Class A
314,168 1,884,578
Isoftstone Information
Technology Group Co. Ltd.,
Class A *
298,853 1,680,609
JCET Group Co. Ltd., Class A
478,430 5,394,462
JCET Group Co. Ltd., Class A *
120,059 1,353,706
Jinko Solar Co. Ltd., Class A *
1,809,889 1,107,237
Lens Technology Co. Ltd., Class
A *
514,543 2,981,626
Lens Technology Co. Ltd., Class
A
321,535 1,863,201
Lingyi iTech Guangdong Co.,
Class A *
1,656,791 3,154,172
LONGi Green Energy Technology
Co. Ltd., Class A *
2,647,342 4,756,246
Loongson Technology Corp. Ltd.,
Class A *
106,117 1,705,909
Luxshare Precision Industry Co.
Ltd., Class A
833,597 7,149,513
Luxshare Precision Industry Co.
Ltd., Class A *
1,247,078 10,695,817
Montage Technology Co. Ltd.,
Class A *
242,979 7,412,483
Montage Technology Co. Ltd.,
Class A
231,427 7,060,070
National Silicon Industry Group
Co. Ltd., Class A *
714,907 2,628,413

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
NAURA Technology Group Co.
Ltd., Class A *
143,621 14,960,040
NAURA Technology Group Co.
Ltd., Class A
35,795 3,728,526
OmniVision Integrated Circuits
Group, Inc. *
272,220 3,374,082
OmniVision Integrated Circuits
Group, Inc.
121,848 1,510,268
Piotech, Inc., Class A *
82,340 8,308,028
Range Intelligent Computing
Technology Group Co. Ltd.,
Class A *
340,308 3,354,350
Rockchip Electronics Co. Ltd.,
Class A *
101,600 2,942,804
Ruijie Networks Co. Ltd., Class
A *
66,560 1,261,511
SG Micro Corp., Class A *
129,954 2,205,167
SG Micro Corp., Class A
63,797 1,082,561
Shanghai Baosight Software Co.
Ltd., Class A
183,889 483,112
Shanghai Baosight Software Co.
Ltd., Class A *
371,167 975,127
Shengyi Electronics Co. Ltd.,
Class A *
143,298 2,748,987
Shengyi Technology Co. Ltd.,
Class A
328,100 7,491,670
Shengyi Technology Co. Ltd.,
Class A *
279,198 6,375,067
Shennan Circuits Co. Ltd., Class
A *
86,899 4,773,999
Shennan Circuits Co. Ltd., Class
A
32,630 1,792,605
Shenzhen Longsys Electronics
Co. Ltd., Class A *
103,992 5,909,164
Shenzhen Transsion Holdings
Co. Ltd., Class A
197,042 1,676,186
Shenzhen Transsion Holdings
Co. Ltd., Class A *
77,252 657,163
Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A *
525,746 15,494,881
Suzhou TFC Optical
Communication Co. Ltd.,
Class A *
272,510 10,668,055
TCL Technology Group Corp.,
Class A *
6,882,645 5,214,591
TCL Technology Group Corp.,
Class A
2,208,808 1,673,489
Tongwei Co. Ltd., Class A *
1,219,789 2,104,337
Unigroup Guoxin
Microelectronics Co. Ltd.,
Class A
69,502 660,756
Unigroup Guoxin
Microelectronics Co. Ltd.,
Class A *
301,390 2,865,318
Unisplendour Corp. Ltd., Class A
227,697 1,320,115
Unisplendour Corp. Ltd., Class
A *
745,038 4,319,495
Number
of Shares Value $
Verisilicon Microelectronics
Shanghai Co. Ltd., Class A *
174,288 5,195,278
Victory Giant Technology
Huizhou Co. Ltd., Class A *
256,197 9,272,088
WUS Printed Circuit Kunshan
Co. Ltd., Class A *
566,999 10,542,086
Xinjiang Daqo New Energy Co.
Ltd., Class A *
326,968 814,232
Yealink Network Technology
Corp. Ltd., Class A *
215,833 1,330,042
Yealink Network Technology
Corp. Ltd., Class A
67,160 413,864
Yonyou Network Technology Co.
Ltd., Class A *
1,015,019 1,554,664
Zhejiang Dahua Technology Co.
Ltd., Class A *
986,046 2,410,002
Zhejiang Dahua Technology Co.
Ltd., Class A
217,455 531,483
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
124,400 799,929
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A *
173,291 1,114,312
Zhongji Innolight Co. Ltd., Class
A
60,960 7,730,021
Zhongji Innolight Co. Ltd., Class
A *
389,740 49,420,902
ZTE Corp., Class A
644,598 3,279,503
ZTE Corp., Class A *
732,354 3,725,977
(Cost $252,328,259)
471,607,928
Materials — 10.0%
Aluminum Corp. of China Ltd.,
Class A *
1,742,510 2,534,060
Aluminum Corp. of China Ltd.,
Class A
1,548,108 2,251,349
Anhui Conch Cement Co. Ltd.,
Class A *
881,123 2,314,879
Anhui Conch Cement Co. Ltd.,
Class A
187,144 491,663
Baoshan Iron & Steel Co. Ltd.,
Class A *
2,192,700 1,899,544
Baoshan Iron & Steel Co. Ltd.,
Class A
1,344,943 1,165,129
China Jushi Co. Ltd., Class A
431,662 2,822,618
China Jushi Co. Ltd., Class A *
560,826 3,667,215
China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A *
665,922 4,026,339
China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A
371,400 2,245,582
China Tungsten And Hightech
Materials Co. Ltd., Class A *
375,400 3,676,777
Citic Pacific Special Steel Group
Co. Ltd., Class A
133,352 272,929
Citic Pacific Special Steel Group
Co. Ltd., Class A *
263,620 539,546
CMOC Group Ltd., Class A *
2,359,860 6,695,087
CMOC Group Ltd., Class A
1,217,300 3,453,565

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Ganfeng Lithium Group Co. Ltd.,
Class A
188,205 1,509,685
Ganfeng Lithium Group Co. Ltd.,
Class A *
280,122 2,246,997
Guangzhou Tinci Materials
Technology Co. Ltd., Class A *
402,148 2,181,280
Guangzhou Tinci Materials
Technology Co. Ltd., Class A
185,400 1,005,623
Hengli Petrochemical Co. Ltd.,
Class A
302,500 871,271
Hengli Petrochemical Co. Ltd.,
Class A *
591,295 1,703,069
Hoshine Silicon Industry Co.
Ltd., Class A *
132,514 684,839
Inner Mongolia BaoTou Steel
Union Co. Ltd., Class A *
9,664,827 3,236,858
Jiangsu Eastern Shenghong Co.
Ltd., Class A *
1,154,684 2,509,360
Jiangxi Copper Co. Ltd., Class
A *
224,713 1,618,902
Jiangxi Copper Co. Ltd., Class A
225,168 1,622,180
Ningxia Baofeng Energy Group
Co. Ltd., Class A *
482,774 1,776,394
Ningxia Baofeng Energy Group
Co. Ltd., Class A
423,300 1,557,556
Qinghai Salt Lake Industry Co.
Ltd., Class A *
1,320,689 5,541,696
Rongsheng Petrochemical Co.
Ltd., Class A *
807,137 1,782,905
Rongsheng Petrochemical Co.
Ltd., Class A
451,300 996,888
Satellite Chemical Co. Ltd.,
Class A
238,560 1,011,311
Satellite Chemical Co. Ltd.,
Class A *
456,227 1,934,052
Shandong Gold Mining Co. Ltd.,
Class A
333,970 1,881,570
Shandong Gold Mining Co. Ltd.,
Class A *
429,620 2,420,457
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A *
568,629 1,815,530
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
291,850 931,824
Shandong Nanshan Aluminum
Co. Ltd., Class A *
1,845,931 1,329,866
Shandong Nanshan Aluminum
Co. Ltd., Class A
1,096,700 790,097
Shanjin International Gold Co.
Ltd., Class A *
746,600 2,928,301
Tianqi Lithium Corp., Class A *
441,509 3,279,346
Tianshan Aluminum Group Co.
Ltd., Class A *
1,352,500 2,659,421
Tongling Nonferrous Metals
Group Co. Ltd., Class A *
3,389,100 3,364,785
Wanhua Chemical Group Co.
Ltd., Class A *
536,149 6,090,752
Wanhua Chemical Group Co.
Ltd., Class A
230,849 2,622,488
Number
of Shares Value $
Xiamen Tungsten Co. Ltd., Class
A *
456,231 3,661,691
Yunnan Aluminium Co. Ltd.,
Class A *
898,647 3,626,317
Zangge Mining Co. Ltd., Class A
276,900 3,230,953
Zangge Mining Co. Ltd., Class
A *
63,978 746,515
Zhejiang Juhua Co. Ltd., Class
A *
593,380 3,580,665
Zhejiang NHU Co. Ltd., Class A
266,514 1,071,895
Zhejiang NHU Co. Ltd., Class A *
415,799 1,672,306
Zhongjin Gold Corp. Ltd., Class A
247,500 943,847
Zhongjin Gold Corp. Ltd., Class
A *
989,424 3,773,190
Zijin Mining Group Co. Ltd.,
Class A
2,866,191 14,364,659
Zijin Mining Group Co. Ltd.,
Class A *
3,838,711 19,238,695
(Cost $92,378,351)
157,872,318
Real Estate — 0.4%
China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A *
925,878 899,941
China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A
548,427 533,064
China Vanke Co. Ltd., Class A *
2,762,705 1,291,252
Hainan Airport Infrastructure Co.
Ltd., Class A *
1,826,702 750,454
Hainan Airport Infrastructure Co.
Ltd., Class A
526,300 216,217
Poly Developments and
Holdings Group Co. Ltd.,
Class A *
1,866,933 1,381,122
Poly Developments and
Holdings Group Co. Ltd.,
Class A
1,259,953 932,090
(Cost $10,655,302)
6,004,140
Utilities — 2.9%
CGN Power Co. Ltd., Class A *
1,170,730 744,101
CGN Power Co. Ltd., Class A
2,129,800 1,353,673
China National Nuclear Power
Co. Ltd., Class A *
2,133,123 2,822,700
China National Nuclear Power
Co. Ltd., Class A
1,287,600 1,703,844
China Three Gorges Renewables
Group Co. Ltd., Class A
4,974,100 2,746,854
China Three Gorges Renewables
Group Co. Ltd., Class A *
1,078,619 595,647
China Yangtze Power Co. Ltd.,
Class A *
3,105,481 12,984,573
China Yangtze Power Co. Ltd.,
Class A
1,886,210 7,886,583
ENN Natural Gas Co. Ltd., Class
A *
397,509 1,082,201
GD Power Development Co.
Ltd., Class A
3,083,300 2,377,347

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
August 31, 2026 (Unaudited)
HiddenRow
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
ASHR-PH1
Number
of Shares Value $
GD Power Development Co.
Ltd., Class A *
689,978 532,001
Huadian New Energy Group Co.
Ltd., Class A
1,420,300 830,844
Huadian Power International
Corp. Ltd., Class A *
1,803,033 1,231,866
Huaneng Lancang River
Hydropower, Inc., Class A *
501,200 712,462
Huaneng Lancang River
Hydropower, Inc., Class A
391,900 557,090
Huaneng Power International,
Inc., Class A *
1,214,302 1,207,397
Huaneng Power International,
Inc., Class A
761,100 756,772
SDIC Power Holdings Co. Ltd.,
Class A *
162,691 331,766
SDIC Power Holdings Co. Ltd.,
Class A
858,375 1,750,430
Number
of Shares Value $
Sichuan Chuantou Energy Co.
Ltd., Class A *
840,335 1,945,046
Sichuan Chuantou Energy Co.
Ltd., Class A
61,600 142,580
Zhejiang Zheneng Electric Power
Co. Ltd., Class A
351,200 255,106
Zhejiang Zheneng Electric Power
Co. Ltd., Class A *
1,460,508 1,060,891
(Cost $35,496,014)
45,611,774
TOTAL COMMON STOCKS
(Cost $1,083,658,438)
1,569,927,963
TOTAL INVESTMENTS — 99.7%
(Cost $1,083,658,438)
1,569,927,963
Other assets and liabilities,
net — 0.3%
4,368,899
NET ASSETS — 100.0%
1,574,296,862
*
Non-income producing security.
JSC: Joint Stock Company
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 1,569,927,963 $ — $ — $ 1,569,927,963
TOTAL
$ 1,569,927,963 $ — $ — $ 1,569,927,963
(a)
See Schedule of Investments for additional detailed categorizations.